November 17, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

ATTN.:	Office of Filings, Information and Consumer Services

RE:	Smith Barney Investment Trust-
	Smith Barney Large Capitalization Growth Fund -Class Z (the
"Fund")
	File No. 33-43446 and 811-6444

Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus of the Fund does not differ from that contained in Post-Effective Amendment No. 21 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on November 12, 1998, as Accession Number 0000091155-98-000670 and became effective immediately.

Any comments on this filing should be directed to the undersigned at
(212) 816-5770. Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,



/s/ Michael Kocur
Michael Kocur
Vice President
Associate General Counsel






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